SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
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Schedule of Estimated Useful Lives of Property and Equipment

Estimated useful lives are as follows:

Classification	Estimated Useful Life
Buildings	7 to 25 years or over the term of the land use right agreement or lease agreement, whichever is shorter
Aircraft	10 years
Leasehold improvements	3 to 10 years or over the lease term, whichever is shorter
Furniture, fixtures and equipment	2 to 10 years
Motor vehicles	5 years
Plant and gaming machinery	3 to 5 years

Schedule of Estimated Cost of Providing Promotional Allowances

The estimated cost of providing such promotional allowances for the years ended December 31, 2013, 2012 and 2011 is reclassified from rooms costs, food and beverage costs, entertainment, retail and other services costs and is included in casino expenses as follows:

	Year Ended December 31,
	2013	2012	2011
Rooms	$19,828	$16,819	$12,696
Food and beverage	43,838	39,014	28,653
Entertainment, retail and others	8,301	7,238	6,510

	$71,967	$63,071	$47,859

Weighted Average Number of Ordinary and Ordinary Equivalent Shares Used in Calculation of Basic and Diluted Net Income

The weighted average number of ordinary and ordinary equivalent shares used in the calculation of basic and diluted net income attributable to Melco Crown Entertainment Limited per share consisted of the following:

	Year Ended December 31,
	2013	2012	2011
Weighted average number of ordinary shares outstanding used in the calculation of basic net income attributable to Melco Crown Entertainment Limited per share	1,649,678,643	1,645,346,902	1,604,213,324
Incremental weighted average number of ordinary shares from assumed vesting of restricted shares and exercise of share options using the treasury stock method	14,519,448	12,916,094	12,641,358

Weighted average number of ordinary shares outstanding used in the calculation of diluted net income attributable to Melco Crown Entertainment Limited per share	1,664,198,091	1,658,262,996	1,616,854,682